Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Detail) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Royalty funding liabilities	€ 302,100
Derivative liabilities	0	€ 256,231
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	256,231	€ 233,761	€ 150,670
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	302,061	720,262
Financial liabilities measured at fair value through profit or loss	0	256,231
Carrying amount [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	0	429,391
Royalty funding liabilities	302,061	290,871
Derivative liabilities	0	256,231
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	296,079	723,328
Financial liabilities measured at fair value through profit or loss	0	256,231
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	0	426,429
Royalty funding liabilities	296,079	296,899
Derivative liabilities	€ 0	€ 256,231